Finance debts - Ordinary bonds (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Borrowings	€ 24,518	€ 25,865
Ordinary Bonds
Borrowings
Nominal value	18,635
Discount on bond issue and accrued expenses	144
Borrowings	18,779	€ 19,704
Euro Medium Term Notes
Borrowings
Nominal value	14,896
Discount on bond issue and accrued expenses	134
Borrowings	15,030
Other Bonds
Borrowings
Nominal value	3,739
Discount on bond issue and accrued expenses	10
Borrowings	3,749
ENI SpA | Euro Medium Term Notes Two
Borrowings
Nominal value	1,200
Discount on bond issue and accrued expenses	16
Borrowings	€ 1,216
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Two | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
ENI SpA | Euro Medium Term Notes Three
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	38
Borrowings	€ 1,038
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Three | Maximum
Borrowings
Borrowings, maturity	2020
Borrowings, interest rate	4.25%
ENI SpA | Euro Medium Term Notes Four
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	28
Borrowings	€ 1,028
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Four | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
ENI SpA | Euro Medium Term Notes Five
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	20
Borrowings	€ 1,020
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Five | Maximum
Borrowings
Borrowings, maturity	2020
Borrowings, interest rate	4.00%
ENI SpA | Euro Medium Term Notes Six
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	10
Borrowings	€ 1,010
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Six | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	3.25%
ENI SpA | Euro Medium Term Notes Seven
Borrowings
Nominal value	€ 1,000
Discount on bond issue and accrued expenses	8
Borrowings	€ 1,008
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Seven | Maximum
Borrowings
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Eight
Borrowings
Nominal value	€ 900
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 896
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eight | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
ENI SpA | Euro Medium Term Notes Nine
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	2
Borrowings	€ 802
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Nine | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	2.625%
ENI SpA | Euro Medium Term Notes Ten
Borrowings
Nominal value	€ 800
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 799
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Ten | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
ENI SpA | Euro Medium Term Notes Eleven
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	9
Borrowings	€ 759
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Eleven | Maximum
Borrowings
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
ENI SpA | Euro Medium Term Notes Twelve
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	5
Borrowings	€ 755
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Twelve | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
ENI SpA | Euro Medium Term Notes Thirteen
Borrowings
Nominal value	€ 750
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 746
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Thirteen | Maximum
Borrowings
Borrowings, maturity	2034
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Fourteen
Borrowings
Nominal value	€ 700
Discount on bond issue and accrued expenses	2
Borrowings	€ 702
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fourteen | Maximum
Borrowings
Borrowings, maturity	2022
Borrowings, interest rate	0.75%
ENI SpA | Euro Medium Term Notes Fifteen
Borrowings
Nominal value	€ 650
Discount on bond issue and accrued expenses	3
Borrowings	€ 653
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Fifteen | Maximum
Borrowings
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
ENI SpA | Euro Medium Term Notes Sixteen
Borrowings
Nominal value	€ 600
Discount on bond issue and accrued expenses	(4)
Borrowings	€ 596
Borrowings, original currency	EUR
ENI SpA | Euro Medium Term Notes Sixteen | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
ENI SpA | Other bonds One
Borrowings
Nominal value	€ 890
Discount on bond issue and accrued expenses	4
Borrowings	€ 894
Borrowings, original currency	USD
ENI SpA | Other bonds One | Maximum
Borrowings
Borrowings, maturity	2023
Borrowings, interest rate	4.00%
ENI SpA | Other bonds Two
Borrowings
Nominal value	€ 890
Discount on bond issue and accrued expenses	2
Borrowings	€ 892
Borrowings, original currency	USD
ENI SpA | Other bonds Two | Maximum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	4.75%
ENI SpA | Other bonds Three
Borrowings
Nominal value	€ 890
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 889
Borrowings, original currency	USD
ENI SpA | Other bonds Three | Maximum
Borrowings
Borrowings, maturity	2029
Borrowings, interest rate	4.25%
ENI SpA | Other bonds Four
Borrowings
Nominal value	€ 401
Discount on bond issue and accrued expenses	4
Borrowings	€ 405
Borrowings, original currency	USD
ENI SpA | Other bonds Four | Maximum
Borrowings
Borrowings, maturity	2020
Borrowings, interest rate	4.15%
ENI SpA | Other bonds Five
Borrowings
Nominal value	€ 312
Discount on bond issue and accrued expenses	1
Borrowings	€ 313
Borrowings, original currency	USD
ENI SpA | Other bonds Five | Maximum
Borrowings
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
Eni Finance International SA | Euro Medium Term Notes Seventeen
Borrowings
Nominal value	€ 1,558
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 1,555
Borrowings, original currency	USD
Eni Finance International SA | Euro Medium Term Notes Seventeen | Minimum
Borrowings
Borrowings, maturity	2026
Eni Finance International SA | Euro Medium Term Notes Seventeen | Maximum
Borrowings
Borrowings, maturity	2027
Eni Finance International SA | Euro Medium Term Notes Eighteen
Borrowings
Nominal value	€ 295
Discount on bond issue and accrued expenses	4
Borrowings	€ 299
Borrowings, original currency	EUR
Eni Finance International SA | Euro Medium Term Notes Eighteen | Minimum
Borrowings
Borrowings, maturity	2028
Borrowings, interest rate	3.875%
Eni Finance International SA | Euro Medium Term Notes Eighteen | Maximum
Borrowings
Borrowings, maturity	2043
Borrowings, interest rate	5.441%
Eni Finance International SA | Euro Medium Term Notes Nineteen
Borrowings
Nominal value	€ 118
Discount on bond issue and accrued expenses	5
Borrowings	€ 123
Borrowings, original currency	GBP
Eni Finance International SA | Euro Medium Term Notes Nineteen | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	4.75%
Eni Finance International SA | Euro Medium Term Notes Twenty
Borrowings
Nominal value	€ 25
Borrowings	€ 25
Borrowings, original currency	YEN
Eni Finance International SA | Euro Medium Term Notes Twenty | Maximum
Borrowings
Borrowings, maturity	2021
Borrowings, interest rate	1.955%
Eni USA Inc | Other bonds Six
Borrowings
Nominal value	€ 356
Borrowings	€ 356
Borrowings, original currency	USD
Eni USA Inc | Other bonds Six | Maximum
Borrowings
Borrowings, maturity	2027
Borrowings, interest rate	7.30%